UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3725

Fidelity California Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® California Limited Term Tax-Free Bond Fund

November 30, 2016

CSI-QTLY-0117
1.824280.111

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 88.0%
	Principal Amount	Value
California - 86.9%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Sharp HealthCare Proj.):	$	$
Series 2011 A:
5% 8/1/18	2,645,000	2,812,825
5% 8/1/22	1,655,000	1,873,841
Series 2012 A:
4% 8/1/21	1,200,000	1,308,948
5% 8/1/19	1,200,000	1,307,928
Series 2007 A, 5% 12/1/37 (Pre-Refunded to 12/1/17 @ 100)	3,350,000	3,483,900
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/18	6,170,000	6,023,833
0% 10/1/18	1,975,000	1,887,922
Series 2013 A:
5% 10/1/19	1,000,000	1,092,560
5% 10/1/20	1,730,000	1,929,486
5% 10/1/21	2,725,000	3,085,545
Series 2016 A:
4% 10/1/21	500,000	534,800
4% 10/1/23	850,000	908,013
5% 10/1/22	1,250,000	1,402,463
Antelope Valley Healthcare District Rev. Series 2016 A, 5% 3/1/21	2,000,000	2,144,840
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	408,217
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	493,464
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (a)	1,000,000	1,001,870
1.875%, tender 4/1/19 (a)	16,250,000	16,397,063
Series 2014 E, 2% 4/1/34	3,000,000	3,009,870
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/21	1,890,000	2,097,484
Series 2011 N, 5% 5/1/19	5,000,000	5,421,800
5% 5/1/22	7,000,000	8,059,170
California Econ. Recovery Series 2009 A:
5% 7/1/18 (Escrowed to Maturity)	415,000	439,954
5% 7/1/18 (Escrowed to Maturity)	1,490,000	1,579,594
5% 7/1/19 (Escrowed to Maturity)	7,300,000	7,957,730
California Edl. Facilities Auth. Rev. Series U5, 5% 5/1/21	8,000,000	9,057,680
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/18	255,000	267,248
5% 9/1/17	400,000	411,956
California Gen. Oblig.:
Bonds:
3%, tender 12/1/19 (a)	7,000,000	7,188,020
4%, tender 12/1/21 (a)	4,000,000	4,336,440
Series 2015, 5% 3/1/24	10,000,000	11,660,100
4% 5/1/23	2,440,000	2,682,658
5% 9/1/21	6,080,000	6,882,925
5% 9/1/21	2,000,000	2,264,120
5% 2/1/22	3,850,000	4,390,733
5.25% 9/1/22	12,390,000	14,431,005
California Health Facilities Fing. Auth. Bonds:
Series 2009 D, 1.7%, tender 10/18/22 (a)	5,000,000	4,796,100
Series 2016 B1, 1.25%, tender 10/1/20 (a)	5,020,000	4,864,029
Series 2016 B3, 2%, tender 10/1/25 (a)	7,470,000	6,856,265
Series 2016 C, 1%, tender 8/15/19 (a)	10,000,000	9,821,500
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A:
4% 11/15/17	1,000,000	1,020,600
5% 11/15/21	1,450,000	1,606,209
(Sutter Health Proj.) Series 2011 B, 4% 8/15/17	1,000,000	1,021,330
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 2.35%, tender 12/1/16 (a)	3,000,000	3,002,160
Series 2011 A, 5% 3/1/19	5,010,000	5,387,654
Series 2011 D:
5% 8/15/19	1,500,000	1,639,350
5% 8/15/20	1,460,000	1,631,784
Series 2011:
5% 8/15/19	2,000,000	2,185,240
5% 8/15/20	2,000,000	2,232,280
Series 2014 A:
5% 10/1/19	1,250,000	1,372,250
5% 10/1/20	1,200,000	1,347,816
5% 10/1/21	500,000	571,830
5% 10/1/22	1,650,000	1,928,636
California Infrastructure and Econ. Dev. Bank Rev. Bonds Series 2013 A2, 0.922%, tender 4/1/19 (a)	10,000,000	9,936,600
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/18	1,645,000	1,729,372
5% 7/1/20	875,000	956,821
Series 2010 A. 5% 7/1/22	1,850,000	1,998,518
Series 2016 A:
4% 11/1/22	1,000,000	1,059,290
4% 11/1/23	1,000,000	1,060,010
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.125%, tender 2/1/17 (a)	5,000,000	5,002,050
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/21	7,000,000	7,855,680
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19 (AMBAC Insured)	7,040,000	7,475,776
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,119,200
(Univ. Proj.) Series 2012 D:
4% 9/1/21 (Escrowed to Maturity)	1,000,000	1,093,290
4% 9/1/22 (Escrowed to Maturity)	1,000,000	1,104,470
4% 9/1/23 (Pre-Refunded to 9/1/22 @ 100)	1,000,000	1,104,470
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	2,900,000	2,999,644
Series 2011 A, 5% 10/1/21	4,230,000	4,779,308
Series 2012 A, 5% 4/1/20	1,800,000	1,980,612
Series 2012 G, 5% 11/1/21	1,500,000	1,698,000
Series 2014 H, 5% 12/1/18	5,000,000	5,348,800
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	2,700,000	2,956,932
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,299,730
Series 2009 A, 5% 4/1/19 (Escrowed to Maturity)	1,000,000	1,082,430
Series 2009 J, 5% 11/1/17	2,700,000	2,793,609
Series 2014 B:
5% 10/1/21	1,000,000	1,129,860
5% 10/1/22	1,225,000	1,406,386
Series 2014 C:
5% 10/1/21	1,355,000	1,530,960
5% 10/1/22	1,000,000	1,148,070
Series 2014 G, 5% 1/1/18	5,000,000	5,199,050
5% 9/1/20	3,500,000	3,887,030
California State Univ. Rev. Bonds 4%, tender 11/1/23 (a)	5,000,000	5,432,050
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/19	1,000,000	1,068,740
5% 5/15/20	575,000	627,917
5% 5/15/21	825,000	915,272
5% 5/15/22	1,000,000	1,111,970
5% 5/15/23	1,250,000	1,397,038
5% 5/15/24	1,000,000	1,125,430
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds Series 2006 A, 1.375%, tender 4/2/18 (a)	1,000,000	1,000,320
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5% 11/1/18	500,000	534,800
Series 2016 B:
5% 8/15/23	470,000	552,128
5% 8/15/24	625,000	738,044
Series 2016:
5% 8/15/22	1,255,000	1,454,457
5% 10/1/22	725,000	807,643
5% 10/1/24	2,030,000	2,278,025
5% 10/1/25	1,010,000	1,133,866
2.1% 10/1/19	2,200,000	2,180,882
2.4% 10/1/20	1,250,000	1,237,788
Corona-Norco Unified School District Series 2013 A:
5% 9/1/19	1,225,000	1,347,243
5% 9/1/20	1,285,000	1,441,924
5% 9/1/22	500,000	579,460
Corona-Norco Unified School District Spl. Tax Series 2013:
4% 9/1/18	1,405,000	1,465,780
4% 9/1/20	1,665,000	1,788,077
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	539,025
Eastern Muni. Wtr. Distr. Rfdg. Wtr. and Wastewtr. Rev. Series 2011 A, 5% 7/1/18	1,085,000	1,150,588
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	604,225
5% 9/1/22	1,295,000	1,477,440
El Dorado Irr. Distr. Rev. Series 2016 A:
4% 3/1/20	500,000	536,245
4% 3/1/21	625,000	676,606
5% 3/1/22	500,000	571,565
5% 3/1/23	500,000	579,920
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/22	425,000	487,335
5% 9/1/23	775,000	899,659
5% 9/1/24	1,000,000	1,169,510
Series 2016:
4% 9/1/21	1,130,000	1,182,070
4% 9/1/23	1,500,000	1,562,925
4% 9/1/25	1,915,000	1,963,239
Elk Grove Unified School Distr. Cert. of Partn. (Cap. Facilities Proj.) Series 2016:
5% 2/1/19 (Build America Mutual Assurance Insured)	2,515,000	2,698,746
5% 2/1/22 (Build America Mutual Assurance Insured)	2,895,000	3,292,484
5% 2/1/23 (Build America Mutual Assurance Insured)	1,390,000	1,603,365
5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,698,783
Elsinore Valley Muni. Wtr. District Series 2016 A:
5% 7/1/21	1,375,000	1,558,865
5% 7/1/22	900,000	1,038,609
5% 7/1/23	750,000	877,838
5% 7/1/24	1,000,000	1,180,550
Fullerton School District:
4% 8/1/17	600,000	612,282
5% 8/1/18	500,000	531,640
Golden Empire Schools Fing. Auth. Lease Rev. (Kern High School District Projs.) Series 2016, 1.05% 5/1/17 (a)	8,300,000	8,299,668
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/21	5,000,000	5,608,950
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/17	1,080,000	1,118,232
5% 11/1/18	1,135,000	1,213,553
5% 11/1/19	635,000	691,883
5% 11/1/20	670,000	743,010
5% 11/1/21	455,000	510,551
5% 11/1/22	745,000	845,337
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	2,000,000	2,112,180
4% 9/2/20	1,000,000	1,070,980
5% 9/2/20	800,000	890,056
5% 9/2/22	750,000	850,538
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/20	500,000	556,630
5% 9/1/21	615,000	695,620
5% 9/1/22	615,000	706,629
5% 9/1/23	1,205,000	1,400,451
Series 2013 A:
5% 9/1/21	1,000,000	1,126,280
5% 9/1/22	2,000,000	2,289,860
5% 9/1/23	1,500,000	1,737,225
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
4% 8/1/17	175,000	178,582
5% 8/1/19	250,000	273,513
Long Beach Wtr. Rev. Series 2010 A, 3% 5/1/17	1,550,000	1,563,702
Los Angeles Cmnty. College District Series 2016 I:
2% 8/1/22	1,000,000	999,990
3% 8/1/23	1,100,000	1,158,377
4% 8/1/24	700,000	782,558
4% 8/1/25	1,200,000	1,343,256
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	557,975
5% 3/1/21	500,000	561,525
5% 9/1/21	1,270,000	1,440,790
5% 3/1/22	1,000,000	1,142,060
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/18	3,000,000	3,180,390
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/19	5,000,000	5,447,850
Series 2014 B, 5% 7/1/19	450,000	490,307
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/21	5,055,000	5,668,222
Series 2014 A, 5% 5/1/23	475,000	550,663
Series 2014 B, 5% 5/1/23	200,000	231,858
Los Angeles Unified School District:
Series 2005 K, 4% 1/1/17	1,760,000	1,764,118
Series 2016:
4% 7/1/23	3,000,000	3,313,260
5% 7/1/23	2,000,000	2,330,260
Los Angeles Unified School District Ctfs. of Prtn.:
(Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,086,664
Series 2012 A, 5% 10/1/19	5,000,000	5,478,800
Los Angeles Wastewtr. Sys. Rev. Series 2013 B, 5% 6/1/22	5,000,000	5,781,700
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A, 4% 7/1/17 (Escrowed to Maturity)	85,000	86,495
Marin County Gen. Oblig. Ctfs. of Prtn. 3% 8/1/17 (Escrowed to Maturity)	1,735,000	1,758,527
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds:
Series 2009 A2, 0.71%, tender 12/1/16 (a)	7,000,000	7,000,000
Series 2016, 0.67%, tender 12/1/16 (a)	7,000,000	7,000,630
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,118,640
Montebello Pub. Fing. Auth.:
(Montebello Hole2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,592,413
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,657,685
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,719,728
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/22	2,300,000	2,014,179
0% 8/1/24	2,700,000	2,178,009
Mount Diablo Unified School District Series 2011, 4% 2/1/17	525,000	527,625
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,181,255
Newport Mesa Unified School District Series 2010, 4% 8/1/17	500,000	510,235
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A, 5% 7/1/17	2,750,000	2,814,680
Oakland St. Bldg. Auth. Lease Rev. Series 2015 A:
5% 12/1/19	3,500,000	3,838,415
5% 12/1/20	8,110,000	9,074,685
Oakland Unified School District Alameda County:
Series 2007, 5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	641,744
Series 2013:
5% 8/1/17	2,250,000	2,310,278
5% 8/1/18	1,000,000	1,062,770
5% 8/1/19	1,000,000	1,093,510
Series 2015 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,354,380
5% 8/1/24	1,900,000	2,252,298
5% 8/1/24 (FSA Insured)	2,020,000	2,394,548
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,772,164
Ohlone Cmnty. College District Series 2010:
4% 8/1/17	450,000	459,212
4% 8/1/18	200,000	209,250
Orange County Trans. Auth. Toll Road Rev. Series 2013, 5% 8/15/20	1,440,000	1,609,978
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A, 4% 10/1/17	420,000	430,429
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B:
4% 6/1/18	1,345,000	1,402,041
4% 6/1/20	1,560,000	1,672,273
Palm Springs Unified School District Series 2011, 4% 8/1/17	2,560,000	2,612,762
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,216,480
5% 11/1/26	1,875,000	2,078,831
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
5% 8/1/17	470,000	482,685
5% 8/1/18	505,000	536,613
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	5,035,790
5% 6/15/24	2,440,000	2,841,648
Poway Unified School District Pub. Fing.:
4% 9/1/19	1,000,000	1,061,550
4% 9/1/20	1,170,000	1,253,866
4% 9/15/20	340,000	364,232
4% 9/15/21	325,000	350,773
5% 9/1/21	1,230,000	1,377,083
5% 9/1/22	1,000,000	1,120,910
5% 9/1/23	1,350,000	1,521,464
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/20 (FSA Insured)	1,175,000	1,308,527
5% 9/1/21 (FSA Insured)	1,000,000	1,130,130
5% 9/1/22 (FSA Insured)	1,400,000	1,604,526
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/19	3,655,000	3,967,320
Riverside County Palm Desert (County Facilities Proj.) Series 2008 A, 6% 5/1/22 (Pre-Refunded to 5/1/18 @ 100)	2,760,000	2,946,079
Riverside Swr. Rev. Series 2015 A:
5% 8/1/22	2,160,000	2,476,202
5% 8/1/24	1,500,000	1,748,400
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	880,000	945,850
Series 1993 B, 5.4% 11/1/20	2,000,000	2,149,660
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,600,278
5% 8/15/20	5,500,000	6,142,950
San Bernardino Cmnty. College District Series A, 5% 8/1/17	150,000	154,049
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 B, 5.25% 8/1/19	3,285,000	3,570,368
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,292,796
5% 8/1/22 (FSA Insured)	1,500,000	1,711,020
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/19	3,000,000	3,247,740
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,355,000	1,559,944
5% 10/15/25	1,605,000	1,866,663
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2016, 5% 5/15/21	2,500,000	2,819,675
4% 5/15/21	4,225,000	4,586,364
San Francisco Bldg. Auth. Lease Rev. Series 2015 A, 5% 12/1/20	6,990,000	7,847,254
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,085,000
Series 2016 D, 5% 5/1/29	2,000,000	2,307,920
San Francisco City & County Redev. Agcy. Successor:
(San Francisco Redev. Projs.) Series 2014 C:
5% 8/1/20	1,000,000	1,109,700
5% 8/1/21	1,000,000	1,127,010
5% 8/1/22	175,000	200,417
4% 8/1/17	2,170,000	2,212,272
4% 8/1/17	230,000	234,540
5% 8/1/18	2,215,000	2,349,894
5% 8/1/18	285,000	302,502
5% 8/1/19	2,050,000	2,227,120
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	374,816
Series 2014:
5% 8/1/20 (FSA Insured)	165,000	184,092
5% 8/1/21 (FSA Insured)	150,000	170,192
5% 8/1/23 (FSA Insured)	400,000	467,628
5% 8/1/24 (FSA Insured)	750,000	882,165
San Joaquin County Ctfs. of Prtn. 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,328,128
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,263,339
Series 2013 A, 4% 6/1/21	1,000,000	1,086,350
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/22	1,850,000	2,113,089
5% 10/1/23	900,000	1,037,241
San Mateo-Foster City School District:
5% 8/15/20	2,510,000	2,812,028
5% 8/15/21	7,105,000	8,103,253
San Pablo Calif Redev. Agcy. Series 2014 A:
4% 6/15/19 (FSA Insured)	380,000	401,922
5% 6/15/20 (FSA Insured)	1,000,000	1,105,290
5% 6/15/21 (FSA Insured)	500,000	561,395
5% 6/15/22 (FSA Insured)	1,000,000	1,140,510
5% 6/15/23 (FSA Insured)	630,000	727,184
San Ramon Valley Union School District Series 2012, 4% 8/1/20	3,620,000	3,913,835
Santa Monica Calif Pub. Fin. Rev. Series 2011 A:
4% 6/1/19	880,000	937,332
4% 6/1/20	770,000	833,279
Santa Rosa Wastewtr. Rev. Series 2016 A:
4% 9/1/20	2,000,000	2,168,180
5% 9/1/21	1,250,000	1,427,213
5% 9/1/28	1,000,000	1,191,050
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/18	1,000,000	1,055,730
5% 8/15/21	750,000	830,438
5% 8/15/22	750,000	829,980
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2013 A, 5% 7/1/21	5,000,000	5,670,950
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,748,014
5% 7/1/21 (FSA Insured)	1,200,000	1,354,848
5% 7/1/22 (FSA Insured)	1,220,000	1,402,341
Successor Agcy. To The Redev. Agcy. of Pittsburg:
(Los Medanos Cmnty. Dev. Proj.:
Series 2016 A:
5% 9/1/18 (FSA Insured)	5,000,000	5,303,600
5% 9/1/19 (FSA Insured)	5,000,000	5,435,400
5% 9/1/22 (FSA Insured)	3,370,000	3,804,225
5% 9/1/23 (FSA Insured)	3,000,000	3,410,520
Series 2016, 5% 9/1/21 (FSA Insured)	1,000,000	1,118,150
(Los Medanos Cmnty. Dev. Proj.) Series 2016 A, 5% 9/1/21 (FSA Insured)	1,025,000	1,146,104
Sweetwater Union High School District:
4.5% 9/1/17	500,000	513,220
5% 9/1/19	1,000,000	1,087,640
5% 9/1/20	1,000,000	1,109,430
Torrance Unified School District Series 2008 Z, 5.25% 8/1/18	1,000,000	1,067,370
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G, 5% 5/15/17	900,000	916,569
Univ. of California Revs.:
(Ltd. Proj.) Series 2010 E, 4% 5/15/17	1,150,000	1,166,077
Bonds 1.4%, tender 5/15/21 (a)	6,500,000	6,351,215
Series 2009 O, 5% 5/15/17 (Escrowed to Maturity)	50,000	50,891
Series 2009:
5% 5/15/17	470,000	478,719
5% 5/15/17 (Escrowed to Maturity)	480,000	488,880
Upland Gen. Oblig. Ctfs. of Prtn.:
5% 1/1/17	2,115,000	2,120,139
5% 1/1/18	2,220,000	2,289,308
Vacaville Unified School District:
Series 2014 C:
4% 8/1/17 (Build America Mutual Assurance Insured)	1,030,000	1,050,878
5% 8/1/19 (Build America Mutual Assurance Insured)	1,255,000	1,369,255
5% 8/1/21 (Build America Mutual Assurance Insured)	1,530,000	1,736,688
Series 2015 A:
4% 8/1/17	1,000,000	1,020,270
4% 8/1/18	845,000	884,225
5% 8/1/19	300,000	327,312
5% 8/1/20	200,000	223,142
Walnut Energy Ctr. Auth. Rev. Series 2014 A:
5% 1/1/20	250,000	275,065
5% 1/1/21	250,000	280,438
5% 1/1/22	350,000	400,040
Washington Township Health Care District Rev. Series 2010 A, 5% 7/1/17	1,000,000	1,018,010
West Contra Costa Unified School District:
Series 2012 B, 4% 8/1/17	850,000	867,230
Series 2014 A:
4% 8/1/17	1,200,000	1,224,324
4% 8/1/20	2,715,000	2,934,372
4% 8/1/21	1,355,000	1,478,657
5% 8/1/18	2,630,000	2,795,085
5% 8/1/19	2,325,000	2,539,853
5% 8/1/22	575,000	664,798
5% 8/1/23	1,500,000	1,753,605
Series 2015 B, 5% 8/1/19	1,290,000	1,409,209
5% 8/1/18 (FSA Insured)	1,500,000	1,594,155
5% 8/1/19 (FSA Insured)	1,500,000	1,638,615
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2016 A, 1.5%, tender 7/1/20 (a)	5,500,000	5,465,460
Wiseburn Unified School District Series 2015 B:
4% 8/1/17	2,485,000	2,535,371
5% 8/1/18	2,680,000	2,848,224
5% 8/1/19	2,925,000	3,191,292
5% 8/1/21	1,690,000	1,917,491

TOTAL CALIFORNIA		700,610,693

Guam - 1.1%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/17	350,000	361,627
5% 12/1/18	760,000	806,755
5% 12/1/19	1,500,000	1,621,650
5% 12/1/20	2,000,000	2,194,420
5% 12/1/23	2,140,000	2,419,270
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,657,305

TOTAL GUAM		9,061,027

TOTAL MUNICIPAL BONDS
(Cost $708,918,561)		709,671,720

Municipal Notes - 10.7%
California - 10.7%
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 H, 0.56% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	33,150,000	$33,149,983
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.):
Series 1996 C, 0.6% 12/1/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	6,000,000	6,000,000
Series 1996 E, 0.52% 12/1/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	21,000,000	21,000,000
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Air Products & Chemicals Proj.) Series 2008 B, 0.56% 12/1/16, VRDN (a)	8,150,000	8,150,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2002 A2, 0.49% 12/1/16 (Liquidity Facility Citibank NA), VRDN (a)	18,000,000	18,000,000
TOTAL MUNICIPAL NOTES
(Cost $86,300,002)		86,299,983
TOTAL INVESTMENT PORTFOLIO - 98.7%
(Cost $795,218,563)		795,971,703
NET OTHER ASSETS (LIABILITIES) - 1.3%		10,437,885
NET ASSETS - 100%		$806,409,588

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $795,218,562. Net unrealized appreciation aggregated $753,141, of which $8,234,625 related to appreciated investment securities and $7,481,484 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® California Municipal Income Fund

November 30, 2016

CFL-QTLY-0117
1.810701.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount (000s)	Value (000s)
California - 95.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	$3,000	$3,326
Series 2012 A:
5% 8/1/24	1,050	1,193
5% 8/1/25	1,245	1,410
5% 8/1/27	300	340
5% 8/1/28	400	452
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,512
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,949
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
5.3% 10/1/23 (Pre-Refunded to 10/1/17 @ 100)	935	969
5.4% 10/1/24 (Pre-Refunded to 10/1/17 @ 100)	4,585	4,754
5.45% 10/1/25 (Pre-Refunded to 10/1/17 @ 100)	5,160	5,352
Series 2004:
0% 10/1/19	7,920	7,572
0% 10/1/19	630	583
Series 2013 A:
5% 10/1/24	7,750	8,963
5% 10/1/25	5,245	6,034
Series 2016 B:
5% 10/1/34	2,500	2,687
5% 10/1/35	4,000	4,282
5% 10/1/36	2,250	2,401
5% 10/1/37	2,200	2,339
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,745
5% 12/1/20 (AMBAC Insured)	2,810	2,916
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	2,292
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,192
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,222
0% 9/1/22 (FSA Insured)	5,150	4,445
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32 (Pre-Refunded to 4/1/17 @ 100)	10,000	10,117
Antelope Valley Healthcare District Rev. Series 2016 A:
5% 3/1/41	2,000	2,043
5% 3/1/46	3,000	3,037
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,102
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (a)	1,000	1,002
1.875%, tender 4/1/19 (a)	6,250	6,307
Series 2014 E, 2% 4/1/34	6,000	6,020
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,710
5% 6/1/25	4,355	4,985
5% 6/1/27	2,755	3,141
5% 6/1/28	3,045	3,465
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,496
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	5,471
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	987
0% 8/1/18 (AMBAC Insured)	2,000	1,923
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,581
Series AI, 5% 12/1/25	2,700	3,080
California Dept. of Wtr. Resources Pwr. Supply Rev. 5% 5/1/22	5,000	5,757
California Econ. Recovery Series 2009 A, 5% 7/1/19 (Escrowed to Maturity)	1,725	1,880
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,000	1,060
6% 3/1/38 (Pre-Refunded to 3/1/18 @ 100)	1,000	1,060
(Loyola Marymount Univ. Proj.) Series 2010 A, 5% 10/1/25	5,860	6,372
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,312
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,469
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37 (Pre-Refunded to 10/1/17 @ 100)	6,000	6,189
Series 2009, 5% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,700	2,893
Series 2016 U7 5% 6/1/46	6,000	7,344
5% 2/1/17	790	795
5% 2/1/17 (Escrowed to Maturity)	210	211
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	915
4% 9/1/21	1,000	1,061
4% 9/1/22	740	782
4% 9/1/23	1,080	1,140
4% 9/1/24	1,125	1,187
5% 9/1/19	400	438
5% 9/1/39	5,000	5,392
California Gen. Oblig.:
Series 2007:
5% 8/1/22	1,495	1,504
5% 8/1/22 (Pre-Refunded to 2/1/17 @ 100)	5	5
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2016:
5% 9/1/31	20,000	22,955
5% 9/1/36	7,630	8,567
5% 9/1/37	13,000	14,563
4.5% 8/1/30	3,250	3,267
5% 3/1/19	3,000	3,143
5% 9/1/21	1,000	1,132
5% 10/1/22	1,355	1,479
5% 11/1/22 (Pre-Refunded to 11/1/17 @ 100)	1,600	1,659
5% 11/1/22 (Pre-Refunded to 11/1/17 @ 100)	2,800	2,903
5% 12/1/22 (Pre-Refunded to 12/1/17 @ 100)	3,500	3,640
5% 10/1/26	6,065	7,033
5% 9/1/32	9,400	10,612
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 10/1/17	105	107
5.25% 9/1/23	7,200	8,253
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	3,953
5.25% 3/1/38	11,375	11,821
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,804
5.5% 11/1/39	1,810	1,995
6% 4/1/18	1,570	1,669
6% 3/1/33	20,050	22,714
6% 4/1/38	1,190	1,307
6.5% 4/1/33	11,650	12,963
California Health Facilities Fing. Auth.:
Bonds:
Series 2016 B1, 1.25%, tender 10/1/20 (a)	6,980	6,763
Series 2016 B3, 2%, tender 10/1/25 (a)	8,190	7,517
Series 2016 A, 5% 11/15/46	10,000	10,738
Series 2016 B:
4% 8/15/35	4,015	3,973
4% 8/15/39	5,000	4,833
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	12,009
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,780
5% 11/15/23	2,000	2,252
5% 11/15/24	4,500	5,036
5% 11/15/34	3,150	3,389
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,180
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	98
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	4,910	5,376
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,252
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,000	1,092
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,268
Series 2008 A3, 5.5% 11/15/40	3,090	3,550
Series 2011 A, 5% 3/1/20	3,250	3,572
Series 2011 D:
5% 8/15/22	900	1,023
5% 8/15/23	700	799
5% 8/15/24	1,250	1,423
5% 8/15/25	2,000	2,268
Series 2015 A, 5% 2/1/40	5,000	5,443
California Infrastructure & Econ. Dev. Bank Rev. (Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,118
5% 12/1/32	1,000	1,033
5% 12/1/42	3,000	3,092
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,286
5.25% 2/1/37	1,465	1,471
5.25% 2/1/37 (Pre-Refunded to 2/1/17 @ 100)	1,035	1,042
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	322
5% 7/1/20	500	547
5.125% 7/1/23	1,150	1,247
5.75% 7/1/40	5,155	5,588
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,103
Series 2016 A:
5% 11/1/25	1,130	1,277
5% 11/1/26	1,000	1,129
5% 11/1/28	2,000	2,246
5% 11/1/36 (b)	1,000	934
5% 11/1/46 (b)	1,000	900
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (c)	1,920	1,921
Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(c)	7,500	7,732
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,400
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,966
(Dept. of Corrections & Rehab. Proj.) Series 2011 C:
5% 10/1/27	9,530	10,698
5.25% 10/1/24	4,170	4,747
5.25% 10/1/25	2,875	3,268
5.75% 10/1/31	4,000	4,607
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19 (AMBAC Insured)	2,710	2,878
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,367
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34 (Pre-Refunded to 4/1/19 @ 100)	5,900	6,554
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,625	1,703
(Univ. Proj.) Series 2012 D:
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,700	1,969
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,865	2,160
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,135
5% 4/1/25	5,300	6,007
Series 2012 G, 5% 11/1/25	2,500	2,862
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	3,000	3,402
5% 12/1/23	2,800	3,171
Series 2009 G1, 5.75% 10/1/30	1,800	1,992
Series 2009 I:
5.5% 11/1/23 (Pre-Refunded to 11/1/19 @ 100)	1,535	1,711
6.125% 11/1/29 (Pre-Refunded to 11/1/19 @ 100)	1,200	1,359
6.25% 11/1/21 (Pre-Refunded to 11/1/19 @ 100)	2,000	2,272
6.375% 11/1/34 (Pre-Refunded to 11/1/19 @ 100)	3,000	3,418
California Statewide Cmntys. Dev. Auth. Series 2016:
3.5% 5/15/36	2,000	1,778
5% 5/15/34	1,250	1,355
5% 5/15/35	1,750	1,894
5% 5/15/40	2,250	2,368
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Pre-Refunded to 5/23/18 @ 100)	5,005	5,242
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,310
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/19 (Pre-Refunded to 8/15/18 @ 100)	50	53
5.75% 8/15/38 (Pre-Refunded to 8/15/18 @ 100)	3,000	3,226
6.25% 8/15/33 (Pre-Refunded to 8/15/18 @ 100)	2,500	2,709
(Kaiser Permanente Health Sys. Proj.) Series 2007 A:
4.75% 4/1/33	2,000	2,026
5% 4/1/31	4,900	4,967
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,782
Series 2016 B:
5% 8/15/25	750	891
5% 8/15/26	325	388
5% 8/15/27	575	691
5% 8/15/28	750	904
Series 2016:
5% 10/1/26	1,125	1,262
5% 10/1/27	2,360	2,635
5% 10/1/28	1,230	1,364
5% 10/1/29	675	741
5% 10/1/30	1,100	1,200
5% 10/1/33	1,850	1,988
5.375% 6/1/26 (Pre-Refunded to 6/1/21 @ 100)	2,520	2,887
6% 6/1/33 (Pre-Refunded to 6/1/21 @ 100)	3,020	3,540
Carlsbad Unified School District Series 2009 B:
0% 5/1/17	1,155	1,150
0% 5/1/18	1,335	1,308
0% 5/1/19	1,000	958
0% 5/1/34 (d)	5,300	5,412
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,035
5% 11/1/25 (AMBAC Insured)	3,820	3,951
5% 11/1/33 (AMBAC Insured)	5,000	5,154
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,510
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23 (Pre-Refunded to 3/1/20 @ 100)	1,500	1,658
5% 3/1/24 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,211
5% 3/1/25 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,211
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	737
5% 9/1/28	1,250	1,406
5% 9/1/32	1,125	1,244
5% 9/1/35	585	642
Series A:
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	1,470	1,509
5% 8/1/25 (Pre-Refunded to 8/1/17 @ 100)	1,435	1,473
5% 8/1/26 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,053
5% 8/1/27 (Pre-Refunded to 8/1/17 @ 100)	1,785	1,832
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,942
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,841
Cupertino California Union School District 5% 8/1/19	1,120	1,224
Davis Spl. Tax Rev. Series 2007:
5% 9/1/18 (AMBAC Insured)	835	854
5% 9/1/20 (AMBAC Insured)	925	944
5% 9/1/22 (AMBAC Insured)	1,020	1,037
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,307
5% 6/1/28	2,000	2,303
5% 6/1/29	1,650	1,895
5% 6/1/30	2,500	2,858
5% 6/1/31	1,750	1,998
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (Pre-Refunded to 3/1/18 @ 100)	2,000	2,114
6% 3/1/20 (Pre-Refunded to 3/1/18 @ 100)	1,000	1,060
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,548
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2016 B:
5% 3/1/28	3,125	3,664
5% 3/1/29	8,125	9,449
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/27	1,940	2,252
5% 9/1/28	4,125	4,758
5% 9/1/29	4,325	4,953
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,292
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	1,981
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,818
Series 2016:
5% 9/1/27	1,875	2,053
5% 9/1/28	1,500	1,630
5% 9/1/29	2,000	2,158
5% 9/1/30	1,720	1,846
5% 9/1/31	2,500	2,669
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,514
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,252
0% 10/1/25 (AMBAC Insured)	1,665	1,191
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	897
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,948
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,730
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,533
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,202
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,125
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,976
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,032
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	10,964
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/30	6,000	6,599
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,665
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,887
5% 9/2/23	1,000	1,132
5% 9/2/24	825	933
5% 9/2/25	500	557
5% 9/2/26	800	897
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	1,200	1,404
5% 9/1/25	1,700	1,996
5% 9/1/26	1,860	2,175
5% 9/1/27	1,725	2,012
5% 9/1/28	1,000	1,160
5% 9/1/29	1,250	1,441
Series 2013 A:
5% 9/1/24	3,830	4,436
5% 9/1/25	4,085	4,709
5% 9/1/26	4,105	4,708
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,988
5% 8/15/28	1,960	2,202
5% 8/15/29	4,225	4,737
5% 8/15/30	4,555	5,098
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	454
5% 8/1/22	450	504
5% 8/1/23	485	543
5% 8/1/24	1,000	1,119
5% 8/1/26	1,370	1,533
5% 8/1/28	760	848
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (Pre-Refunded to 2/1/17 @ 100)	3,420	3,442
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38 (Pre-Refunded to 12/1/17 @ 100)	4,400	4,709
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,138
5% 8/1/25	1,000	1,137
5% 8/1/26	1,000	1,134
5% 8/1/27	1,000	1,128
5% 8/1/28	1,000	1,125
5% 8/1/29	1,000	1,123
5% 8/1/30	1,000	1,120
5% 8/1/31	1,000	1,119
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,246
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	380
0% 6/1/28 (FSA Insured)	2,995	1,937
0% 6/1/31 (Escrowed to Maturity)	1,465	926
0% 6/1/31 (FSA Insured)	8,285	4,595
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,038
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	448
5.75% 8/1/33	170	189
5.75% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	2,630	2,918
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,025	11,200
Series 2009 A, 5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,104
Series 2010 C, 5.25% 8/1/39 (Pre-Refunded to 8/1/20 @ 100)	1,300	1,463
Series 2015 A, 5% 8/1/29	7,000	8,149
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,814
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,301
5% 3/1/23	1,600	1,847
(Disney Parking Proj.):
0% 3/1/18	3,000	2,944
0% 3/1/19	3,200	3,067
0% 3/1/20	1,000	932
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,038
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,483
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/24 (c)	795	919
5% 5/15/25 (c)	2,250	2,611
5% 5/15/26 (c)	1,705	1,960
5% 5/15/27 (c)	1,250	1,426
5% 5/15/28 (c)	1,250	1,415
5% 5/15/29 (c)	1,575	1,770
5% 5/15/30 (c)	1,400	1,557
Series 2015 D:
5% 5/15/28 (c)	1,950	2,208
5% 5/15/29 (c)	2,550	2,865
5% 5/15/30 (c)	2,000	2,224
5% 5/15/31 (c)	2,540	2,811
5% 5/15/41 (c)	2,240	2,428
Series 2016 A:
5% 5/15/29 (c)	2,500	2,819
5% 5/15/30 (c)	2,500	2,793
5% 5/15/31 (c)	3,000	3,331
5% 5/15/32 (c)	3,500	3,860
5% 5/15/33 (c)	2,000	2,189
5% 5/15/35 (c)	2,000	2,174
5% 5/15/42 (c)	7,500	8,073
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 4.75% 10/15/20 (Escrowed to Maturity)	125	125
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A:
5% 7/1/28	3,400	3,937
5% 7/1/30	19,905	22,786
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2016 A, 5% 7/1/46	8,500	9,449
Series 2016 B:
5% 7/1/38	2,000	2,238
5% 7/1/42	3,500	3,902
5% 7/1/46	3,415	3,796
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	3,010	3,244
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	5,500	5,858
Series 2012 C, 5% 3/1/26	3,000	3,379
Series 2014 A:
5% 5/1/24	325	380
5% 5/1/25	540	627
5% 5/1/29	500	570
5% 5/1/30	1,000	1,135
5% 5/1/31	1,555	1,757
Series 2014 B:
5% 5/1/24	200	234
5% 5/1/25	225	261
5% 5/1/29	500	570
5% 5/1/30	400	454
5% 5/1/31	400	452
Series 2016 A:
5% 11/1/21	2,500	2,841
5% 11/1/22	2,500	2,886
Series 2016 B, 5% 11/1/36	1,500	1,674
Los Angeles Unified School District Series 2011 A1, 5% 7/1/21	7,110	8,041
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	4,455	4,919
Series 2012 B, 5% 6/1/28	4,800	5,446
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	845	930
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,677
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32 (Pre-Refunded to 7/1/19 @ 100)	500	544
5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	4,095	4,459
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	955
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,773
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,102
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	1,995	2,067
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290	1,336
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35 (Pre-Refunded to 7/1/18 @ 100)	3,800	4,052
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	2,560	2,645
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,261
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/30	1,640	1,797
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/31	500	545
5% 6/1/32	500	542
5% 6/1/33	1,800	1,945
5% 6/1/35	1,895	2,036
5% 6/1/36	2,000	2,142
5% 6/1/41	6,155	6,547
(Montebello Home2 Suties by HIlton Hotel Proj.) Series 2016 A, 5% 6/1/34	1,345	1,449
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	1,143
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,668
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,021
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,859
5% 9/1/25	1,000	1,111
5% 9/1/26	1,155	1,277
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,567
Series 2015:
4% 9/1/24 (FSA Insured)	330	366
5% 9/1/24 (FSA Insured)	1,000	1,180
5% 9/1/25 (FSA Insured)	680	803
5% 9/1/25 (FSA Insured)	1,400	1,652
5% 9/1/26 (FSA Insured)	500	584
5% 9/1/26 (FSA Insured)	1,500	1,753
5% 9/1/27 (FSA Insured)	455	528
New Haven Unified School District 12% 8/1/17 (FSA Insured)	1,000	1,072
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,797
Series 2006 C, 5% 9/1/17 (AMBAC Insured)	2,735	2,814
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	4,523
Northern California Transmission Agcy. Rev.:
5% 5/1/36	2,390	2,679
5% 5/1/37	3,500	3,912
5% 5/1/38	1,500	1,671
5% 5/1/39	1,500	1,666
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,914
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39 (Pre-Refunded to 1/15/19 @ 100)	3,000	3,306
Series 2012, 5% 1/15/25	3,460	3,868
Series 2015 A:
5% 1/15/28	1,225	1,432
5% 1/15/29	1,650	1,915
5% 1/15/30	1,665	1,913
5% 1/15/31	1,520	1,739
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	670	725
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23 (Pre-Refunded to 8/1/19 @ 100)	2,810	3,176
6.5% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,220	1,379
Series 2013:
6.25% 8/1/30	1,500	1,783
6.625% 8/1/38	5,000	6,040
Series 2015 A:
5% 8/1/30	1,250	1,435
5% 8/1/30 (FSA Insured)	1,570	1,803
5% 8/1/40	3,500	3,845
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,355
5% 2/1/23	5,000	5,715
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,835
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,752
Palomar Health Rev. Series 2016:
5% 11/1/36	5,970	6,294
5% 11/1/39	4,500	4,718
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,829
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	882
Port of Oakland Rev.:
Series 2007 A, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,185	2,262
Series 2011 O, 5% 5/1/22 (c)	4,500	4,976
Series 2012 P:
5% 5/1/22 (c)	4,000	4,498
5% 5/1/24 (c)	2,820	3,149
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,808
5% 6/15/28	2,190	2,534
5% 12/15/28	2,200	2,546
5% 12/15/29	4,825	5,550
5% 12/15/30	3,500	4,074
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	6,586
Series 2011, 0% 8/1/46	10,150	2,748
Series B:
0% 8/1/33	4,840	2,367
0% 8/1/35	9,000	3,960
0% 8/1/37	6,325	2,507
0% 8/1/38	20,710	7,817
0% 8/1/40	11,665	4,006
0% 8/1/41	5,130	1,676
Poway Unified School District Pub. Fing.:
5% 9/15/26	940	1,060
5% 9/1/30	1,500	1,646
5% 9/1/31	1,265	1,381
5% 9/1/32	1,800	1,956
5% 9/1/33	2,750	2,976
5% 9/1/34	1,230	1,327
5% 9/1/35	1,585	1,704
5% 9/1/36	3,410	3,657
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	1,994
5% 9/1/26 (FSA Insured)	1,350	1,532
5% 9/1/27 (FSA Insured)	1,700	1,911
5% 9/1/28 (FSA Insured)	1,700	1,895
5% 9/1/29 (FSA Insured)	1,850	2,049
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,400
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	2,500	2,714
5.75% 6/1/48	5,000	5,413
Series 2013 B:
0% 6/1/41	5,000	1,299
0% 6/1/42	6,000	1,468
0% 6/1/43	6,500	1,501
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	1,980
5% 8/1/27	1,725	1,988
5% 8/1/28	1,935	2,217
5% 8/1/29	2,330	2,650
Rocklin Unified School District Series 2002:
0% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,610	2,161
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	5,041
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	5,019
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,809
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	4,398
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,287
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,306
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,395	1,499
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	4,071
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	3,187
Series 2013 A, 5% 8/15/41	2,810	3,084
Series 2016 D:
5% 8/15/27	3,250	3,913
5% 8/15/28	2,500	3,029
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,230
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	10,345
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,103
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,269
5% 8/1/24 (FSA Insured)	1,250	1,430
5% 8/1/25 (FSA Insured)	2,000	2,284
5% 8/1/27 (FSA Insured)	2,000	2,265
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,367
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,777
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2013 B, 5% 7/1/38 (c)	7,000	7,539
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,955
Series 2015 A, 5% 10/15/44	4,005	4,360
Series 2016:
5% 10/15/29	2,000	2,263
5% 10/15/30	1,000	1,126
5% 10/15/31	650	728
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
Series 2009 B, 5.75% 8/1/35 (Pre-Refunded to 8/1/19 @ 100)	3,455	3,838
Series 2016 B:
5% 8/1/38	4,000	4,460
5% 8/1/39	3,520	3,904
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,341
Series 2008 C:
0% 7/1/37	1,300	532
0% 7/1/40	15,985	5,677
0% 7/1/46	13,505	3,622
0% 7/1/47	4,000	1,023
Series 2008 E, 0% 7/1/47 (d)	8,700	4,930
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	2,100	2,107
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,535
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,714
Series 2014 A:
5% 5/1/40 (c)	1,865	1,985
5% 5/1/44 (c)	8,390	8,890
Series 2016 B:
5% 5/1/41 (c)	11,695	12,481
5% 5/1/46 (c)	10,000	10,640
5% 5/1/27	2,310	2,730
5% 5/1/28	2,280	2,663
5% 5/1/29	1,225	1,414
5% 5/1/30	330	376
5% 5/1/32	1,000	1,118
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,112
6.625% 8/1/39	1,000	1,121
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	900
5% 8/1/19	1,115	1,203
5% 8/1/21	800	888
5% 8/1/23	1,000	1,109
5% 8/1/24	750	823
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2016, 5% 11/1/31	3,500	4,054
San Jacinto Unified School District Series 2014:
5% 8/1/25 (FSA Insured)	875	1,035
5% 8/1/26 (FSA Insured)	1,055	1,240
5% 8/1/27 (FSA Insured)	1,250	1,456
5% 8/1/28 (FSA Insured)	1,250	1,448
5% 8/1/29 (FSA Insured)	3,150	3,617
5% 8/1/30 (FSA Insured)	4,070	4,641
5% 8/1/31 (FSA Insured)	650	736
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,849
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,770
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,026
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,055
5% 6/1/26	3,000	3,466
5% 6/1/33	9,035	10,236
San Jose Int'l. Arpt. Rev.:
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (c)	1,180	1,191
5% 3/1/24 (AMBAC Insured) (c)	9,690	9,778
5% 3/1/37 (AMBAC Insured) (c)	10,000	10,084
Series 2014 A:
5% 3/1/19 (c)	500	534
5% 3/1/20 (c)	3,500	3,818
5% 3/1/21 (c)	2,750	3,047
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	1,893
5% 10/1/29	675	764
5% 10/1/30	2,000	2,253
5% 10/1/31	2,310	2,593
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	5,000	5,637
Series 2010 B, 0% 8/1/47	9,000	2,156
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,927
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2009 A, 5.25% 7/15/24	5,280	5,819
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,651
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,127
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,087
San Mateo-Foster City School District:
5% 8/15/22	7,755	9,010
5% 8/1/23	8,100	9,535
San Pablo Calif Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	947
5% 6/15/26 (FSA Insured)	860	978
5% 6/15/27 (FSA Insured)	1,770	1,993
5% 6/15/28 (FSA Insured)	1,865	2,085
5% 6/15/29 (FSA Insured)	1,780	1,973
5% 6/15/30 (FSA Insured)	1,150	1,266
5% 6/15/31 (FSA Insured)	1,000	1,096
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,637
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,055
Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	8,000	8,252
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,486
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,700
0% 9/1/22 (AMBAC Insured)	2,900	2,495
0% 9/1/25 (AMBAC Insured)	6,800	5,113
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	725
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,253
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,684
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/21	1,000	1,124
5% 4/1/34	2,000	2,249
5% 4/1/36	3,000	3,353
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,103
5% 8/15/26	1,975	2,163
5% 8/15/27	700	766
5% 8/15/28	1,000	1,092
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,704
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	354
5% 8/1/25 (FSA Insured)	750	878
5% 8/1/27 (FSA Insured)	265	306
5% 8/1/28 (FSA Insured)	510	585
5% 8/1/38 (FSA Insured)	2,500	2,760
5% 8/1/42 (FSA Insured)	4,650	5,111
5% 7/1/23 (FSA Insured)	1,270	1,450
5% 7/1/24 (FSA Insured)	1,350	1,535
5% 7/1/25 (FSA Insured)	1,060	1,201
5% 7/1/26 (FSA Insured)	1,110	1,251
5% 7/1/27 (FSA Insured)	1,065	1,194
5% 1/1/29 (FSA Insured)	600	671
Successor Agcy. To The Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	2,782
5% 9/1/25 (FSA Insured)	3,500	4,006
5% 9/1/26 (FSA Insured)	8,000	9,196
5% 9/1/27 (FSA Insured)	4,000	4,566
5% 9/1/28 (FSA Insured)	3,500	3,973
5% 9/1/29 (FSA Insured)	2,000	2,254
Sweetwater Union High School District:
Series 2008 A, 5.625% 8/1/47 (Pre-Refunded to 8/1/18 @ 100)	14,900	15,980
5% 9/1/21	4,705	5,299
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	5,987
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,390
6% 6/1/22	1,100	1,116
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,422
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	958
5% 11/15/25 (FSA Insured)	800	940
5% 11/15/26 (FSA Insured)	965	1,122
5% 11/15/27 (FSA Insured)	1,500	1,736
5% 11/15/28 (FSA Insured)	1,165	1,342
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,077
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	971
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,638
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	1,305	1,381
4% 5/15/20	615	660
5% 5/15/19	2,830	3,063
Series 2013 J, 5% 5/15/48	7,300	7,988
Series 2016 L, 5% 5/15/34	2,000	2,202
Univ. of California Revs.:
Bonds 1.4%, tender 5/15/21 (a)	3,000	2,931
Series 2009 O, 5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	9,900	10,906
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,089
5% 8/1/24 (Build America Mutual Assurance Insured)	1,045	1,235
5% 8/1/25 (Build America Mutual Assurance Insured)	1,165	1,362
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,501
5% 8/1/30	6,710	7,578
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,153
5% 11/1/25	1,000	1,147
5% 11/1/26	1,000	1,141
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Pre-Refunded to 5/1/17 @ 100)	2,120	2,154
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,805
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,626
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	751
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,507
5.5% 8/1/38	1,500	1,756
5.5% 8/1/40	5,000	5,838
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,219
6.25% 7/1/39	7,015	7,536
Series 2010 A, 5.5% 7/1/38	3,100	3,357
Series A:
5% 7/1/23	1,460	1,483
5% 7/1/25	1,665	1,691
West Contra Costa Unified School District:
Series 2012, 5% 8/1/32	8,265	9,302
Series 2014 A:
5% 8/1/23	365	427
5% 8/1/24	2,195	2,585
5% 8/1/25	2,555	2,997
5% 8/1/26	2,550	2,976
5% 8/1/27	1,150	1,335
5% 8/1/28	1,000	1,155
5% 8/1/29	1,675	1,925
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,919
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,466
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,847

TOTAL CALIFORNIA		1,876,948

Guam - 1.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18 (Escrowed to Maturity)	825	870
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/22	3,000	3,369
5% 12/1/24	3,000	3,414
5% 12/1/25	2,500	2,858
5% 12/1/26	2,000	2,292
5% 12/1/27	2,000	2,280
5% 12/1/31	2,500	2,792
5% 12/1/33	2,000	2,218
5% 12/1/34	1,750	1,933
5% 12/1/36	1,000	1,094

TOTAL GUAM		23,120

TOTAL MUNICIPAL BONDS
(Cost $1,829,626)		1,900,068

Municipal Notes - 2.2%
California - 2.2%
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.):
Series 1996 C, 0.6% 12/1/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	40,700	$40,698
Series 1997 B, 0.55% 12/1/16, LOC Canadian Imperial Bank of Commerce, VRDN (a)(c)	2,800	2,800
TOTAL MUNICIPAL NOTES
(Cost $43,492)		43,498
TOTAL INVESTMENT PORTFOLIO - 98.9%
(Cost $1,873,118)		1,943,566
NET OTHER ASSETS (LIABILITIES) - 1.1%		21,101
NET ASSETS - 100%		$1,964,667

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,834,000 or 0.1% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $1,872,201,000. Net unrealized appreciation aggregated $71,365,000, of which $102,534,000 related to appreciated investment securities and $31,169,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2017